Cover	Feb. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by PINEAPPLE FINANCIAL INC. (the “Company”) with the U.S. Securities and Exchange Commission on March 5, 2024 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s Annual Meeting of Stockholders held on February 29, 2024 (the “2024 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future non-binding stockholder advisory votes on executive compensation (“say on pay votes”). No other changes have been made to the Original Form 8-K.
Document Period End Date	Feb. 29, 2024
Entity File Number	001-41738
Entity Registrant Name	PINEAPPLE FINANCIAL INC.
Entity Central Index Key	0001938109
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Unit 200
Entity Address, Address Line Two	111 Gordon Baker Road
Entity Address, City or Town	North York
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2H 3R1
City Area Code	(416)
Local Phone Number	669-2046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	PAPL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false